Document and Entity Information	Dec. 19, 2025
Document and Entity Information [Abstract]
Document Type	S-4/A
Entity Registrant Name	SKYWORKS SOLUTIONS, INC.
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000004127
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1